Reserve Quantity Information (Parenthetical) (Detail) - Natural Gas Equivalent [Member] - MMcfe	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Reserve Quantities [Line Items]
End of year	3,085,990	[1]	2,140,683	[2]	2,074,982	[3]	2,145,454
Noncontrolling Interest [Member]
Reserve Quantities [Line Items]
End of year	1,452,457		966,335		605,680

[1]	Includes reserves of 1,452,457 MMcfe attributable to noncontrolling interests.
[2]	Includes reserves of 966,335 MMcfe attributable to noncontrolling interests and previous owners.
[3]	Includes reserves of 605,680 MMcfe attributable to noncontrolling interests and previous owners.